Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Entity Registrant Name	Fang Holdings Ltd
Entity Central Index Key	0001294404
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	64,012,758
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	24,336,650